Summary of Purchase Price Allocation (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 07, 2011 Rikco International, LLC, D/B/A Dr. Comfort (Dr. Comfort)	Apr. 07, 2011 Rikco International, LLC, D/B/A Dr. Comfort (Dr. Comfort) Customer Relationships		Apr. 07, 2011 Rikco International, LLC, D/B/A Dr. Comfort (Dr. Comfort) Technology		Apr. 07, 2011 Rikco International, LLC, D/B/A Dr. Comfort (Dr. Comfort) Noncompete Agreements		Apr. 07, 2011 Rikco International, LLC, D/B/A Dr. Comfort (Dr. Comfort) Tradenames and Trademarks		Mar. 10, 2011 Circle City Medical, Inc. (Circle City)	Mar. 10, 2011 Circle City Medical, Inc. (Circle City) Customer Relationships		Mar. 10, 2011 Circle City Medical, Inc. (Circle City) Noncompete Agreements		Mar. 10, 2011 Circle City Medical, Inc. (Circle City) Tradenames and Trademarks		Feb. 04, 2011 BetterBraces.com	Feb. 04, 2011 BetterBraces.com Customer Relationships		Feb. 04, 2011 BetterBraces.com Technology		Feb. 04, 2011 BetterBraces.com Noncompete Agreements		Feb. 04, 2011 BetterBraces.com Tradenames and Trademarks		Jan. 04, 2011 Elastic Therapy, Inc. (ETI)	Jan. 04, 2011 Elastic Therapy, Inc. (ETI) Customer Relationships		Jan. 04, 2011 Elastic Therapy, Inc. (ETI) Technology		Jan. 04, 2011 Elastic Therapy, Inc. (ETI) Noncompete Agreements		Sep. 20, 2010 Independent South African distributor of DonJoy products	Sep. 20, 2010 Independent South African distributor of DonJoy products Customer Relationships		Aug. 04, 2009 Chattanooga Group Inc. (Chattanooga Canada)	Aug. 04, 2009 Chattanooga Group Inc. (Chattanooga Canada) Customer Relationships		Aug. 04, 2009 Chattanooga Group Inc. (Chattanooga Canada) Noncompete Agreements		Aug. 04, 2009 Empi Canada Inc. (Empi Canada)	Aug. 04, 2009 Empi Canada Inc. (Empi Canada) Customer Relationships		Aug. 04, 2009 Empi Canada Inc. (Empi Canada) Noncompete Agreements		Feb. 03, 2009 DonJoy Orthopaedics Pty., Ltd. (DJO Australia)	Feb. 03, 2009 DonJoy Orthopaedics Pty., Ltd. (DJO Australia) Customer Relationships
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Cash	$ 59																									$ 817										$ 59					$ 29					$ 912
Accounts receivable	9,187									572																3,690										423					300					397
Inventory	27,241									1,736																2,133							435			261					536					725
Other current assets	2,108																									1,542															19					12
Property and equipment	2,183																									7,230							310
Other non-current assets	1,607																									394
Liabilities assumed	(25,965)									(406)																(11,485)										(2,254)					(1,033)					(1,120)
Identifiable intangible assets		72,100	[1]	7,000	[1]	1,200	[1]	22,200	[1]		3,700	[1]	200	[1]	1,400	[1]		75	[1]	1,120	[1]	185	[1]	50	[1]		13,400	[1]	6,000	[1]	1,600	[1]		1,103	[1]		5,058	[1]	253	[1]		2,512	[1]	174	[1]		1,614	[1]
Goodwill	138,548									4,469							1,570									21,085							64			3,354					4,902					899
Total purchase price	$ 257,468									$ 11,671							$ 3,000									$ 46,406							$ 1,912			$ 7,154					$ 7,439					$ 3,439

[1]	The fair value of customer relationships was assigned to relationships with major pharmaceutical, medical and home healthcare distributors and certain other customers existing on the acquisition date based upon an estimate of the future discounted cash flows that would be derived from those customers, after deducting contributory asset charges. The fair value of technology was determined primarily by estimating the present value of future royalty costs that will be avoided due to our ownership of the patents and technology acquired. The fair value of non-compete agreements was assigned to non-compete agreements entered into with certain executive officers and senior management. The values were determined by estimating the present value of the cash flows associated with having these agreements in place, less the present value of the cash flows assuming the non-compete agreements were not in place. The fair value of trademarks and trade names was determined primarily by estimating the present value of future royalty costs that will be avoided due to our ownership of the trade names and trademarks acquired. The useful lives of the intangible assets acquired were estimated based on the underlying agreements and/or the future economic benefit expected to be received from the assets.